Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Primary Reportable Segments
	Foreign language education	Professional training programs	Other	Total
	US$	US$	US$	US$

Revenue	3,946,380	1,766,100	-	5,712,480
Costs of services	837,055	665,200	-	1,502,255
Selling expenses and general administrative	5,242,103	2,053,130	1,465,798	8,761,031
Segment loss	2,132,778	952,230	1,465,798	4,550,806
Depreciation expense				407,013
Stock-based compensation expense				2,165,073
Other income				(186,137)
Interest income				(53,089)
Foreign exchange gain				(5)
Loss before income taxes				6,883,661
Income taxes				289,464
Net loss				7,173,125

Segmented assets	8,414,389	8,540,087	2,254,660	19,209,136
Goodwill allocation	-	1,811,917	840,849	2,652,766